Schedule of Income Tax Expense Reconciliation (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) Profit before income taxes		$ (5,749,910)	$ (5,810,905)	$ 2,975,533
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (948,735)	$ (958,799)	$ 490,963
Reconciling items:
Tax effect of income that is not taxable	[1]	(16,470)	(1,478)	(25)
Tax effect of non-deductible expenditure		120,414	371,984	90,539
Tax effect of temporary differences not recognized		27,619	98,842
Change in valuation allowance		852,546	409,297	88,998
Effect of two-tier tax rate		(21,154)		(21,154)
Statutory tax deduction	[2]	(385)		(385)
Total		$ 13,835	$ (80,154)	$ 648,936

[1]	Income that is not taxable mainly consisted of the bank interest income which is non-taxable under Hong Kong income tax law.
[2]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD3,000 (2025: HKD1,500) (2024: HKD3,000) for each business.